As filed with the Securities and Exchange Commission on July 8, 2019.

File No. 333-229251

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes)

AIM Equity Funds

(Invesco Equity Funds)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(713) 626-1919

(Registrant’s Area Code and Telephone Number)

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and address of Agent for Service)

Copy to:

Peter A. Davidson, Esquire	Matthew R. DiClemente, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, TX 77046-1173	Philadelphia, PA 19103-7018

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Class A, Class C, Class R, Class Y and Class R6 shares of beneficial interest, without par value, of the Invesco Oppenheimer Dividend Opportunity Fund, , Invesco Oppenheimer Main Street Fund® and Invesco Oppenheimer Rising Dividends Fund, each a series of the Registrant; and

Class A, Class C, Class R and Class Y shares of beneficial interest, without par value, of the Invesco Oppenheimer Main Street All Cap Fund®, a series of the Registrant.

It is proposed that this filing will become effective upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Part A and Part B of this Amendment are incorporated by reference to the definitive materials electronically filed pursuant to Rule 497(b) under the Securities Act of 1933, as amended, on February 19, 2019 (Accession no. 0001193125-19-044261).

PART C

OTHER INFORMATION

Item 15.	Indemnification

Indemnification provisions for officers, trustees and employees of the Registrant are set forth in Article VIII of the Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust and Article VIII of its Second Amended and Restated Bylaws, and are hereby incorporated by reference. See Items (1) and (2) below. Under the Fourth Amended and Restated Agreement and Declaration of Trust, effective as of April 11, 2017, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $100,000,000 and an additional $20,000,000 of excess coverage (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (Invesco) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the Sub-Advisory Contract) between Invesco, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Canada Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc.) (each a Sub-Adviser, collectively the Sub-Advisers) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.		Exhibits

(1)		(a) Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (44)

(b) Amendment No. 1, dated January 23, 2018, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (45)

(c) Form of Amendment No. 2, dated [ ], to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (46)

(2)		Second Amended and Restated Bylaws of Registrant, adopted effective October 26, 2016.(42)

(3)		Voting Trust Agreements – None.

(4)	(1)	Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, dated May 22, 2019.(51)

(5)		Articles II, VI, VII, VIII and IX of the Fourth Amended and Restated Agreement Declaration of Trust and Articles IV, V and VI of the Second Amended and Restated Bylaws define rights of holders of shares.

(6)(a)	(1) Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and A I M Advisors, Inc.(7)

(2) Amendment No. 1, dated December 28, 2001, to Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and A I M Advisors, Inc.(10)

(3) Amendment No. 2, dated August 29, 2002, to Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and A I M Advisors, Inc.(12)

(4) Amendment No. 3, dated May 2, 2003, to Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and A I M Advisors, Inc.(14)

(5) Amendment No. 4, dated July 1, 2004, to Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and A I M Advisors, Inc.(17)

(6) Amendment No. 5, dated September 15, 2004, to Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and A I M Advisors, Inc.(17)

(7) Amendment No. 6, dated March 15, 2005, to Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and A I M Advisors, Inc.(20)

(8) Amendment No. 7, dated July 18, 2005, to Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and A I M Advisors, Inc.(20)

(9) Amendment No. 8, dated March 27, 2006, to Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and A I M Advisors, Inc.(23)

(10) Amendment No. 9, dated April 10, 2006, to Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and A I M Advisors, Inc.(23)

(11) Amendment No. 10, dated February 27, 2007, to Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and A I M Advisors, Inc.(24)

(12) Amendment No. 11, dated July 1, 2007, to Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and A I M Advisors, Inc.(24)

(13) Amendment No. 12, dated April 30, 2008, to Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc.(26)

(14) Amendment No. 13, dated July 14, 2009, to Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc.(28)

(15) Amendment No. 14, dated January 1, 2010, to Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and Invesco Advisors, Inc. (as successor by merger to Invesco Aim Advisors, Inc.).(34)

(16) Amendment No. 15, dated April 30, 2010, to Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and Invesco Advisors, Inc.(35)

(17) Amendment No. 16, dated May 23, 2011, to Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and Invesco Advisors, Inc.(36)

(18) Amendment No. 17, dated September 24, 2012, to Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and Invesco Advisors, Inc.(38)

(19) Amendment No. 18, dated December 30, 2013, to Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and Invesco Advisors, Inc.(39)

(20) Form of Amendment No. 19, dated May 24, 2019, to Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and Invesco Advisors, Inc.(50)

(b)	(1) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management, Inc. (now known as Invesco Trimark Ltd.)(26)

(2) Amendment No. 1, dated July 14, 2009, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(28)

(3) Amendment No. 2, dated January 1, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisors, Inc. (as successor by merger to Invesco Aim Advisors, Inc.), on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(34)

(4) Amendment No. 3, dated April 30, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisors, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(35)

(5) Amendment No. 4, dated December 1, 2011, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisors, Inc. on behalf of Registrant, and each of Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd.), Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Australia Limited, Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc.(38)

(6) Amendment No. 5, dated September 24, 2012, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisors, Inc. on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Australia Limited, Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc.(38)

(7) Amendment No. 6, dated December 30, 2013, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisors, Inc. on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Australia Limited, Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc.(39)

(c)	Termination Agreement, dated January 16, 2015, between Invesco Advisers, Inc. and Invesco Australia Limited.(40)

(7)	(1) Master Distribution Agreement, dated July 1, 2014, between the Registrant and Invesco Distributors, Inc. (40)

(2) Amendment No. 1, dated October 14, 2014, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (40)

(3) Amendment No. 2, dated January 30, 2015, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (40)

(4) Amendment No. 3, dated April 30, 2015, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (41)

(5) Amendment No. 4, dated June 15, 2015, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (41)

(6) Amendment No. 5, dated September 30, 2015, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (41)

(7) Amendment No. 6, dated December 21, 2015, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (41)

(8) Amendment No. 7, dated February 26, 2016, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (42)

(9) Amendment No. 8, dated April 29, 2016, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (42)

(10) Amendment No. 9, dated June 20, 2016, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (42)

(11) Amendment No. 10, dated June 28, 2016, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (42)

(12) Amendment No. 11, dated July 1, 2016, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (42)

(13) Amendment No. 12, dated July 27, 2016, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (42)

(14) Amendment No. 13, dated October 28, 2016, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (42)

(15) Amendment No. 14, dated December 1, 2016, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (42)

(16) Amendment No. 15, dated February 27, 2017, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (43)

(17) Amendment No. 16, dated December 15, 2017, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (45)

(18) Amendment No. 17, dated December 18, 2017, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (45)

(19) Amendment No. 18, dated April 30, 2018, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (49)

(20) Amendment No. 19, dated July 26, 2018, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (49)

(21) Amendment No. 20, dated November 1, 2018, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (49)

(b)	Form of Selected Dealer Agreement between Invesco Aim Distributors, Inc. and selected dealers.(27)

(c)	Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks.(27)

(8)(a)	Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013.(40)

(b)	(1) Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by Board of Directors/Trustees on December 31, 2011.(40)

(2) Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement. (41)

(9)(a)	Master Custodian Contract, dated June 1, 2018, between Registrant and State Street Bank and Trust Company.(49)

(b)	Subcustodian Agreement, dated January 20, 1993, between State Street Bank and Trust Company and The Bank of New York.(15)

(c)	Foreign Assets Delegation Agreement, dated November 6, 2006, between A I M Advisors, Inc. and Registrant.(24)

(10)(a)	(1) Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation), effective as of July 1, 2016. (42)

(2) Amendment No. 1, dated July 1, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation). (42)

(3) Amendment No. 2, dated July 27, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation). (42)

(4) Amendment No. 3, dated September 1, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation). (44)

(5) Amendment No. 4, dated October 28, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation). (44)

(6) Amendment No. 5, dated December 1, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust (Compensation). (44)

(7) Amendment No. 6, dated February 27, 2017, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation). (45)

(8) Amendment No. 7, dated June 9, 2017, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation). (45)

(9) Amendment No. 8, dated December 15, 2017, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation). (45)

(10) Amendment No. 9, dated December 18, 2017, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation). (45)

(11) Amendment No. 10, dated April 2, 2018, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation). (49)

(12) Amendment No. 11, dated April 30, 2018, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation). (49)

(13) Amendment No. 12, dated July 26, 2018, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation). (49)

(14) Amendment No. 13, dated November 1, 2018, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation). (49)

(b)	(1) Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement), effective July 1, 2015. (41)

(2) Amendment No. 1, dated June 20, 2016, to the Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement). (42)

(3) Amendment No. 2, dated June 28, 2016, to the Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement). (42)

(c)	Twenty-Fourth Amended and Restated Multiple Class Plan of the Invesco Funds effective December 12, 2001, as amended and restated, July 30, 2018. (49)

(11)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP.(48)

(12)	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders.(51)

(13)(a)	(1) Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(35)

(2) Amendment No. 1 dated March 16, 2011 to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(36)

(3) Amendment No. 2 dated July 1, 2011, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(36)

(4) Amendment No. 3 dated September 24, 2012, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(38)

(5) Amendment No. 4 dated January 1, 2014, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(39)

(6) Amendment No. 5, dated June 9, 2017, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(45)

(7) Amendment No. 6 dated January 26, 2018, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(45)

(b)	Shareholder Sub-Accounting Services Agreement between Registrant, First Data Investor Services Group (formerly The Shareholder Services Group, Inc.), Financial Data Services Inc. and Merrill Lynch, Pierce, Fenner & Smith Inc., dated October 1, 1993.(1)

(c)	(1) Second Amended and Restated Master Administrative Service Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(23)

(2) Amendment No. 1, dated February 28, 2007, to Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and A I M Advisors, Inc.(24)

(3) Amendment No. 2, dated April 30, 2008, to Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc.(26)

(4) Amendment No. 3, dated July 14, 2009, to Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc.(28)

(5) Amendment No. 4, dated January 1, 2010, to Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Aim Advisors, Inc. (as successor by merger to Invesco Aim Advisors, Inc.)(34)

(6) Amendment No. 5, dated April 30, 2010, to Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(35)

(7) Amendment No. 6, dated December 1, 2011, to Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(37)

(8) Amendment No. 7, dated July 1, 2012, to Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(37)

(9) Amendment No. 8, dated September 24, 2012, to Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(38)

(10) Amendment No. 9, dated December 30, 2013, to Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(39)

(11) Amendment No. 10, dated January 1, 2019, to Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(49)

(d)	Eighth Amended and Restated Memorandum of Agreement, regarding securities lending, dated July 1, 2014, between Registrant, and Invesco Advisers, Inc.(40)

(e)	(1) Memorandum of Agreement, regarding expense limitations, dated December 1, 2018, between Registrant and Invesco Advisers, Inc.(49)

(f)	Memorandum of Agreement, regarding advisory fee waivers and affiliated money market fund waivers, dated December 1, 2018, between Registrant and Invesco Advisers, Inc.(49)

(g)	Interfund Lending Agreement, dated December 12, 2016, between Registrant and Invesco Advisers, Inc.(42)

(h)	Expense Reimbursement Agreement Related to DST Transfer Agent System Conversion dated June 30, 2003.(16)

(14)	(1) Consent of KPMG LLP.(50)

(2) Consent of Stradley Ronon Stevens & Young, LLP.(50)

(15)	Omitted Financial Statements – Not Applicable.

(16)	(a) Power of Attorney.(47)

17(a)	(1) Agreement concerning initial capitalization of Registrant’s AIM Large Cap Growth Fund, dated February 26, 1999.(4)

(2) Agreement concerning initial capitalization of Registrant’s AIM Large Cap Basic Value Fund, dated June 29, 1999.(5)

(3) Agreement concerning initial capitalization of Registrant’s AIM Mid Cap Growth Fund, dated November 1, 1999.(6)

(4) Agreement concerning initial capitalization of Registrant’s AIM Basic Value II Fund and AIM U.S. Growth Fund dated August 28, 2002.(12)

(5) Agreement concerning initial capitalization of Registrant’s AIM Summit Fund, dated April 29, 2008.(26)

(6) Agreement concerning initial capitalization of Institutional Class shares of Registrants for AIM Summit Fund dated October 2, 2008.(27)

(7) Agreement concerning initial capitalization of Class Y shares of Registrant dated October 3, 2008.(30)

(8) Agreement concerning initial capitalization of AIM Disciplined Equity Fund, dated July 14, 2009.(28)

(9) Agreement concerning initial capitalization of Class S shares of Registrants for AIM Charter Fund and AIM Summit Fund dated September 24, 2009.(31)

(17)(b)	(1) Invesco Advisers, Inc. Code of Ethics, amended January 1, 2019, relating to Invesco Advisers, Inc. and any of its subsidiaries. (49)

(2) Invesco UK Code of Ethics dated 2019, relating to Invesco Asset Management Limited. (49)

(3) Invesco Ltd. Code of Conduct, dated October 2018, relating to Invesco Asset Management (Japan) Limited. (49)

(4) Invesco Hong Kong Limited Code of Ethics dated November 2018, relating to Invesco Hong Kong Limited. (49)

(5) Invesco Ltd. Code of Conduct, dated October 2018, relating to Invesco Canada. (49)

(6) Invesco EMEA (ex UK) Employees Code of Ethics dated 2018, relating to Invesco Asset Management Deutschland (GmbH). (49)

(7) Invesco Senior Secured Management Code of Ethics Policy, revised August 2018 and Invesco Advisers, Inc. Code of Ethics, amended January 1, 2019.(49)

(1)	Incorporated herein by reference to PEA No. 40, filed on February 26, 1992.
(2)	Incorporated herein by reference to PEA No. 44, filed on February 24, 1995.
(3)	Incorporated herein by reference to PEA No. 55, filed on December 11, 1998.
(4)	Incorporated herein by reference to PEA No. 56, filed on February 23, 1999.
(5)	Incorporated herein by reference to PEA No. 60, filed on July 15, 1999.
(6)	Incorporated herein by reference to PEA No. 62, filed on January 6, 2000.
(7)	Incorporated herein by reference to PEA No. 67, filed on February 23, 2001.
(8)	Incorporated herein by reference to PEA No. 68, filed on October 12, 2001.
(9)	Incorporated herein by reference to PEA No. 70, filed on December 28, 2001.
(10)	Incorporated herein by reference to PEA No. 71, filed on April 26, 2002.
(11)	Incorporated herein by reference to PEA No. 72, filed on May 22, 2002.
(12)	Incorporated herein by reference to PEA No. 75, filed on February 24, 2003.
(13)	Incorporated herein by reference to PEA No. 76, filed on March 3, 2003.
(14)	Incorporated herein by reference to PEA No. 77, filed on July 7, 2003.
(15)	Incorporated herein by reference to PEA No. 78, filed on February 24, 2004.
(16)	Incorporated herein by reference to PEA No. 79, filed on March 1, 2004.
(17)	Incorporated herein by reference to PEA No. 80, filed on September 29, 2004.
(18)	Incorporated herein by reference to PEA No. 81, filed on December 23, 2004.
(19)	Incorporated herein by reference to PEA No. 83, filed on March 1, 2005.
(20)	Incorporated herein by reference to PEA No. 85, filed on August 23, 2005.
(21)	Incorporated herein by reference to PEA No. 86, filed on December 15, 2005.
(22)	Incorporated herein by reference to PEA No. 87, filed on February 23, 2006.
(23)	Incorporated herein by reference to PEA No. 88, filed on February 28, 2007.
(24)	Incorporated herein by reference to PEA No. 89, filed on February 6, 2008.
(25)	Incorporated herein by reference to PEA no. 90, filed on February 19, 2008.
(26)	Incorporated herein by reference to PEA No. 91, filed on July 22, 2008.
(27)	Incorporated herein by reference to PEA No. 94, filed on April 30, 2009.
(28)	Incorporated herein by reference to PEA No. 95, filed on July 13, 2009.
(29)	Incorporated herein by reference to PEA No. 96, filed on July 24, 2009.
(30)	Incorporated herein by reference to PEA No. 97, filed on September 21, 2009.
(31)	Incorporated herein by reference to PEA No. 99, filed on September 24, 2009.
(32)	Incorporated herein by reference to PEA No. 100, filed on December 22, 2009.
(33)	Incorporated herein by reference to PEA No. 101, filed on February 25, 2010.
(34)	Incorporated herein by reference to PEA No. 102, filed on March 10, 2010.
(35)	Incorporated herein by reference to PEA No. 103, filed on February 24, 2011.
(36)	Incorporated herein by reference to PEA No. 105, filed on February 24, 2012.
(37)	Incorporated herein by reference to PEA No. 107, filed on September 21, 2012.
(38)	Incorporated herein by reference to PEA No. 109, filed on February 26, 2013.

(39)	Incorporated herein by reference to PEA No. 111, filed on February 27, 2014.
(40)	Incorporated herein by reference to PEA No. 113, filed on February 25, 2015.
(41)	Incorporated herein by reference to PEA No. 115 filed on February 24, 2016.
(42)	Incorporated herein by reference to PEA No. 117 filed on February 24, 2017.
(43)	Incorporated herein by reference to PEA No. 119 filed on March 31, 2017.
(44)	Incorporated herein by reference to PEA No. 121 filed on June 5, 2017.
(45)	Incorporated herein by reference to PEA No. 123, filed on February 26, 2018.
(46)	Incorporated herein by reference to PEA No. 125, filed on November 2, 2018.
(47)	Incorporated by reference to Form N-14, filed on January 14, 2019.
(48)	Incorporated herein by reference to PEA No. 127, filed on January 23, 2019.
(49)	Incorporated herein by reference to PEA No. 129, filed on February 27, 2019.
(50)	Incorporated herein by reference to PEA No. 131, filed on May 23, 2019.
(51)	Filed herewith electronically.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 8th day of July, 2019.

Registrant:	AIM EQUITY FUNDS (INVESCO EQUITY FUNDS)

	By:	/s/ Sheri Morris
Sheri Morris, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Sheri Morris (Sheri Morris)	President & Treasurer (Principal Executive Officer)	July 8, 2019

/s/ David C. Arch* (David C. Arch)	Trustee	July 8, 2019

Beth Ann Brown	Trustee	July 8, 2019

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	July 8, 2019

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	July 8, 2019

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Vice Chair & Trustee	July 8, 2019

/s/ Cynthia Hostetler* (Cynthia Hostetler)	Trustee	July 8, 2019

/s/ Eli Jones* (Eli Jones)	Trustee	July 8, 2019

Elizabeth Krentzman	Trustee	July 8, 2019

(Anthony J. LaCava, Jr.)	Trustee	July 8, 2019

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	July 8, 2019

Joel W. Motley	Trustee	July 8, 2019

SIGNATURES	TITLE	DATE

/s/ Teresa M. Ressel*	Trustee	July 8, 2019
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	July 8, 2019
(Ann Barnett Stern)

/s/ Raymond Stickel, Jr.*	Trustee	July 8, 2019
(Raymond Stickel, Jr.)

/s/ Philip A. Taylor*	Trustee	July 8, 2019
(Philip A. Taylor)

/s/ Robert C. Troccoli*	Trustee	July 8, 2019
(Robert C. Troccoli)

	Trustee	July 8, 2019
Daniel S. Vandivort

	Trustee	July 8, 2019
James D. Vaughn

/s/ Christopher L. Wilson*	Trustee	July 8, 2019
(Christopher L. Wilson)

/s/ Kelli Gallegos	Vice President & Assistant Treasurer (Principal Financial Officer)	July 8, 2019
(Kelli Gallegos)

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to power of attorney dated December 14, 2018, filed in the Registrant’s Form N-14 on January 14, 2019.

INDEX

Exhibit Number	Description

4	Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, dated May 22, 2019

12	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders.